Offerings	Feb. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.100% Senior Notes due 2029
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99936
Maximum Aggregate Offering Price	$ 599,616,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,806.97
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-293564-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 4.100% Senior Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-293564-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2036
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99678
Maximum Aggregate Offering Price	$ 797,424,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,124.25
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-293564-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 5.000% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-293564-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.